Financial - risk management objectives and policies - Aging of obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial risk management [Line Items]
Trade and other payables.	$ 166,860	$ 188,723
Total financial liabilities	571,688	587,062	$ 633,083	$ 592,342
On Demands [Member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	0	0
Accounts payable - related parties	0	0
Other financial liabilities	0	0
Trade and other payables.	0	0
Total financial liabilities	0	0
Not later than three months [member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	224,675	231,080
Accounts payable - related parties	4,014	6,014
Other financial liabilities	3	0
Trade and other payables.	40,357	7,472
Total financial liabilities	269,049	244,566
Later than three months and not later than one year [member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	245	56
Accounts payable - related parties	0	0
Other financial liabilities	8,852	0
Trade and other payables.	59,023	93,782
Total financial liabilities	68,120	93,838
Later than one year and not later than five years [member]
Disclosure Of Financial risk management [Line Items]
Accounts payable - related parties	10,074	8,860
Other financial liabilities	825,877	1,022,810
Trade and other payables.	72,759	183,824
Total financial liabilities	908,710	1,215,494
More than 5 years
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	0	0
Accounts payable - related parties	0	0
Other financial liabilities	76,943	0
Trade and other payables.	289,705	31,246
Total financial liabilities	366,648	31,246
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	224,920	231,136
Accounts payable - related parties	14,088	14,874
Other financial liabilities	911,675	1,022,810
Trade and other payables.	461,844	316,324
Total financial liabilities	$ 1,612,527	$ 1,585,144